TAX MATTERS - INCOME TAX DTA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
DTA write-off	$ 131,118	$ 21,277	$ 5,619